Derivative Instruments Disclosures (Details 2) (Not Designated as Hedging Instrument, USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	$ 423,940	$ 293,471	$ 160,149	$ 2,341,444	$ 1,992,482	$ (6,130,328)
Net realized gain (loss), Forward contracts	128,325	(565,461)	57,524	(339,788)	(358,113)	(479,865)
Net change in unrealized loss, Future contracts	(16,878)	(400,089)	(655,763)	(500,386)	189,664	(207,889)
Net change in unrealized loss, forward contracts	(56,958)	77,797	2,433	(101,192)	(42,771)	29,307
Net realized gain (loss)	552,265	(271,990)	217,673	2,001,656	1,634,369	(6,610,193)
Net change in unrealized loss	(73,836)	(322,292)	(653,330)	(601,578)	146,893	(178,582)
Agricultural commodities
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	92,167	(276,828)	565,100	313,427	(1,109)	(1,022,728)
Net change in unrealized loss, Future contracts	(190,031)	37,835	(84,131)	(290,847)	(101,906)	520,151
Currencies
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(111,012)	(342,004)	(194,499)	377,210	44,526	(683,922)
Net change in unrealized loss, Future contracts	66,713	(45,409)	(178,445)	(352,739)	(93,086)	(145,943)
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	(23,973)	(841,833)	(138,397)	(1,334,831)	(1,837,757)	(770,805)
Net change in unrealized loss, Future contracts	(31,202)	(168,351)	(34,292)	(54,939)	(18,885)	(194,719)
Equity indices
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	65,235	164,163	(340,949)	2,363,409	3,692,773	(2,531,797)
Net change in unrealized loss, Future contracts	(6,334)	(81,047)	(535,109)	(532,341)	239,702	185,563
Interest rate instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	334,368	(443,075)	569,864	(1,310,078)	(1,328,145)	1,347,221
Net change in unrealized loss, Future contracts	303,929	(421,224)	300,974	(94,158)	(6,719)	(597,154)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net realized gain (loss), Future contracts	67,155	2,033,048	(300,970)	1,932,307	1,422,194	(2,468,297)
Net change in unrealized loss, Future contracts	$ (159,953)	$ 278,107	$ (124,760)	$ 824,638	$ 170,558	$ 24,213